UNAUDITED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Restricted Cash	$ 220	$ 0
Accounts receivable, allowance for credit loss, current	$ 232	$ 614
Common stock, par or stated value per share (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	990,000,000	990,000,000
Common stock, shares, issued (in shares)	475,122,370	465,868,720
Common stock, shares, outstanding (in shares)	471,446,050	462,192,400
Common stock, shares without designation (in shares)	10,000,000	10,000,000
Common stock without designation, Shares, Issued	0	0
Treasury Stock, Common, Shares	(3,676,320)	(3,676,320)